Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

Collection Period Start	1-Jan-19	Distribution Date	15-Feb-19
Collection Period End	31-Jan-19	30/360 Days	30
Beg. of Interest Period	15-Jan-19	Actual/360 Days	31
End of Interest Period	15-Feb-19

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	254,827,954.90	202,432,396.91	0.1491588
Total Securities		1,357,159,875.53	254,827,954.90	210,001,264.64	0.1547358
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.788940%	160,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.500000%	388,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.610000%	97,000,000.00	37,668,079.37	0.00	0.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	210,001,264.64	0.9670353

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	37,668,079.37	50,538.01	388.3307152	0.5210104
Certificates	14,727,478.62	0.00	67.8185995	0.0000000
Total Securities	52,395,557.99	50,538.01

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					3,108,578.93
Monthly Interest					1,406,525.80

Total Monthly Payments					4,515,104.73
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					221,731.87
Aggregate Sales Proceeds Advance					21,801,879.75

Total Advances					22,023,611.62
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					49,790,534.56
Excess Wear and Tear and Excess Mileage					652,471.97
Remaining Payoffs					0.00
Net Insurance Proceeds					321,908.26
Residual Value Surplus					1,536,493.49

Total Collections					78,840,124.63

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		20,131,519.00			1,317
Involuntary Repossession		209,679.01			17
Voluntary Repossession		72,697.00			5
Full Termination		18,439,520.64			1,366
Bankruptcty		38,578.00			3
Insurance Payoff			321,141.62		20
Customer Payoff				794,666.31	51
Grounding Dealer Payoff				8,893,011.34	616
Dealer Purchase				940,381.62	53

Total		38,891,993.65	321,141.62	10,628,059.27	3,448

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	15,245	300,331,404.70	7.00000%	254,827,954.90
Total Depreciation Received		(4,325,001.13)		(3,300,907.57)
Principal Amount of Gross Losses	(57)	(865,999.94)		(736,474.82)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,231)	(23,795,669.22)		(20,028,890.26)
Scheduled Terminations	(2,173)	(33,920,853.22)		(28,329,285.34)

Pool Balance - End of Period	11,784	237,423,881.19		202,432,396.91
Remaining Pool Balance
Lease Payment				12,727,886.34
Residual Value				189,704,510.57

Total				202,432,396.91

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	78,840,124.63
Reserve Amounts Available for Distribution	20,357,398.13

Total Available for Distribution	99,197,522.76
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	1,028,272.02
3. Reimbursement of Sales Proceeds Advance	53,079,665.84
4. Servicing Fee:
Servicing Fee Due	212,356.63
Servicing Fee Paid	212,356.63
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	54,320,294.49
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	50,538.01
Class A-4 Notes Monthly Interest Paid	50,538.01
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	50,538.01
Total Note and Certificate Monthly Interest Paid	50,538.01
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	44,826,690.26
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	37,668,079.37
Total Class A Noteholders’ Principal Carryover Shortfall	7,568,867.73
Total Class A Noteholders’ Principal Distributable Amount	37,668,079.37
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	7,158,610.89
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	14,727,478.62
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	0.00

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			6,785,799.38
Required Reserve Account Amount			20,357,398.13
Beginning Reserve Account Balance			20,357,398.13
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			20,357,398.13
Reserve Fund Draw Amount			20,357,398.13
Deposit of Remaining Available Collections			0.00
Gross Reserve Account Balance			(0.00)
Remaining Available Collections Released to Seller			0.00
Total Ending Reserve Account Balance			(0.00)

V. POOL STATISTICS

Weighted Average Remaining Maturity			2.76
Monthly Prepayment Speed			126%
Lifetime Prepayment Speed			81%

		$	units
Recoveries of Defaulted and Casualty Receivables		755,442.35
Securitization Value of Defaulted Receivables and Casualty Receivables		736,474.82	57
Aggregate Defaulted and Casualty Gain (Loss)		18,967.53
Pool Balance at Beginning of Collection Period		254,827,954.90
Net Loss Ratio
Current Collection Period		0.0074%
Preceding Collection Period		0.0432%
Second Preceding Collection Period		0.0071%
Third Preceding Collection Period		-0.0396%
Cumulative Net Losses for all Periods		0.2397%	3,252,786.06

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	1.04%	2,653,642.93	178
61-90 Days Delinquent	0.50%	1,285,314.97	86
91-120 Days Delinquent	0.18%	460,128.50	34
More than 120 Days	0.01%	16,527.03	1

Total Delinquent Receivables:	1.73%	4,415,613.43	299

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.69%	0.79%
Preceding Collection Period		0.46%	0.57%
Second Preceding Collection Period		0.33%	0.37%
Third Preceding Collection Period		0.35%	0.39%
60 Day Delinquent Receivables		1,815,298.78
Delinquency Percentage		0.71%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		38,571,039.64	2,683
Securitization Value		39,515,270.67	2,683

Aggregate Residual Value Surplus (Loss)		(944,231.03)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		560,392,929.09	38,463
Cumulative Securitization Value		564,617,157.34	38,463

Cumulative Residual Value Surplus (Loss)		(4,224,228.25)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			31,277,786.09
Reimbursement of Outstanding Advance			53,079,665.84
Additional Advances for current period			21,801,879.75

Ending Balance of Residual Advance			0.00

Beginning Balance of Payment Advance			806,540.15
Reimbursement of Outstanding Payment Advance			1,028,272.02
Additional Payment Advances for current period			221,731.87

Ending Balance of Payment Advance			0.00

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO